ESTIMATION OF FAIR VALUE - Trading assets in debt securities pledged as collateral (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - COP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,238,565	$ 1,451,579
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,218,121	1,391,829
Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	36,005	27,440
Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,976,482	1,306,043
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	205,634	50,801
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		7,545
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	20,444	59,743
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	20,444	59,743
Pledged as collateral to financial obligations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		7
Pledged as collateral to financial obligations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		7
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,743,092	937,188
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,722,648	877,445
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,722,648	877,445
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	20,444	59,743
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	20,444	59,743
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	495,473	514,391
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	495,473	514,384
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	36,005	27,440
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	253,834	428,598
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 205,634	50,801
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		7,545
Level 2 of fair value hierarchy [member] | Pledged as collateral to financial obligations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		7
Level 2 of fair value hierarchy [member] | Pledged as collateral to financial obligations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		$ 7